Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
U.S.	$ 40,375	$ 61,279	$ 70,338
State	2,234	5,083	4,129
Foreign	33	15	22
Total current taxes	42,642	66,377	74,489
Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)
Total deferred taxes	7,923	(2,299)	(3,532)
Total income taxes	$ 50,565	$ 64,078	$ 70,957